MANAGED PORTFOLIO SERIES
Coho Relative Value Equity Fund
Coho Relative Value ESG Fund
(the “Funds”)
Supplement dated August 1, 2022 to the
Prospectus and Statement of Additional Information (“SAI”) for the Funds
dated November 28, 2021, as amended
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Effective immediately Nimrit Kang no longer serves as portfolio manager to the Funds. Accordingly, all references to Nimrit Kang are hereby deleted from the Funds’ Prospectus and SAI.

Thank you for your investment. If you have any questions, please call the Funds toll-free at 866-COHO-234 (866-264-6234).

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This supplement should be retained with your Prospectus and SAI for future reference.